SHAREBASED COMPENSATION (Details 3)	6 Months Ended		12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Jun. 27, 2020	Jun. 29, 2019
INTANGIBLE ASSETS
Weighted Average Risk Free Annual Interest Rate	1.05%	1.70%	1.60%	1.95%
Weighted Average Expected Annual Dividend Yield	0.00%	0.00%	0.00%	0.00%
Weighted Average Expected Stock Price Volatility	116.50%	85.10%	91.00%	87.80%
Weighted-Average Expected Life in Years	7 years 5 months 30 days	7 years 5 months 30 days	7 years 5 months 30 days	6 years 1 month 24 days
Weighted-Average Estimated Forfeiture Rate	40.00%	40.00%	40.00%	33.00%